UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced              Government Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Securitized Asset Backed Receivables LLC Trust (a):
Series 2005-OP1, Class M2, 1.11%, 1/25/35	$1,086	$982,640
Series 2005-OP2, Class M1, 0.86%, 10/25/35	1,025	919,147
Total Asset-Backed Securities — 1.8%		1,901,787

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.0%
Bank of America Mortgage Securities, Inc., Series 2003-J, Class 2A1, 3.03%, 11/25/33 (a)	119	118,264
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 1.17%, 11/25/34 (a)	164	159,655
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.70%, 10/25/35 (a)	925	844,256

		1,122,175
Interest Only Collateralized Mortgage Obligations — 0.1%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	248	66,190
Total Non-Agency Mortgage-Backed Securities — 1.1%		1,188,365

Preferred Securities
Capital Trusts
Diversified Financial Services — 0.5%
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(b)	504	495,180
Electric Utilities — 1.4%
PPL Capital Funding, Inc., Series A, 6.70%, 3/30/67 (a)	2,000	1,520,000
		2,015,180

Trust Preferred — 2.0%	Shares
Capital Markets — 2.0%
Morgan Stanley Capital Trust VIII, 6.45%, 4/15/67	80,000	2,021,567
Total Preferred Securities — 3.9%		4,036,747

U.S. Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations — 3.8%
Federal Farm Credit Bank, 4.55%, 6/08/20	$3,500	$3,957,503
Collateralized Mortgage Obligations — 6.3%
Fannie Mae Mortgage-Backed Securities, Series 2014-28, Class BD, 3.50%, 8/25/43	1,556	1,669,789
Ginnie Mae Mortgage-Backed Securities, Series 2006-3, Class C, 5.24%, 4/16/39 (a)	4,779	4,846,336

		6,516,125
Interest Only Collateralized Mortgage Obligations — 1.8%
Fannie Mae Mortgage-Backed Securities:
Series 2012-96, Class DI, 4.00%, 2/25/27	1,779	149,812
Series 2012-M9, Class X1, 4.02%, 12/25/17 (a)	3,603	156,504
Series 2012-47, Class NI, 4.50%, 4/25/42	1,667	259,976
Ginnie Mae Mortgage-Backed Securities (a):
Series 2006-30, Class IO, 2.15%, 5/16/46	407	28,498
Series 2009-78, Class SD, 5.77%, 9/20/32	1,675	332,795
Series 2009-116, Class KS, 6.03%, 12/16/39	562	93,223
Series 2011-52, Class NS, 6.23%, 4/16/41	4,498	881,379

		1,902,187
Mortgage-Backed Securities — 63.7%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/28	6,441	6,642,649
3.00%, 6/01/42 - 4/01/43	7,455	7,663,567
3.50%, 8/01/26 - 8/01/44	13,924	14,703,173
4.00%, 4/01/24 - 2/01/41	12,318	13,172,963
4.50%, 4/01/39 - 8/01/40	8,436	9,257,553
5.00%, 11/01/33 - 2/01/40	4,686	5,227,423
5.50%, 10/01/23 - 4/01/46 (c)	7,114	8,015,286
6.00%, 2/01/36 - 3/01/38	734	837,672
Freddie Mac Mortgage-Backed Securities, 4.50%, 5/01/34	260	282,347

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	$6	$6,386

		65,809,019
Total U.S. Government Sponsored Agency Securities — 75.6%		78,184,834

U.S. Treasury Obligations
U.S. Treasury Bonds, 4.38%, 5/15/41 (d)	6,000	8,101,404
U.S. Treasury Notes:
1.38%, 4/30/20 (d)	17,000	17,175,984
1.50%, 5/31/20	1,300	1,319,551
3.13%, 5/15/21	6,500	7,097,948
2.00%, 11/30/22 (d)	4,500	4,636,584
2.00%, 2/15/25 (d)	6,000	6,128,202
2.25%, 11/15/25	2,800	2,914,078
1.63%, 2/15/26	2,800	2,759,313
Total U.S. Treasury Obligations — 48.5%		50,133,064
Total Long-Term Investments (Cost — $130,638,994) — 130.9%		135,444,797

Short-Term Securities	Shares
Money Market Funds — 4.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (e)(f)	4,097,691	4,097,691
Total Short-Term Securities (Cost — $4,097,691) — 4.0%		4,097,691
Options Purchased (Cost — $73,305) — 0.1%		52,127
Total Investments Before TBA Sale Commitments and Options Written (Cost — $134,809,990*) — 135.0%		139,594,615

TBA Sale Commitments	Par (000)	Value
Fannie Mae Mortgage-Backed Securities (c) 5.50%, 4/01/46 - 5/01/46	$6,960	$(7,800,047)
Total TBA Sale Commitments (Proceeds — $7,790,272) — (7.5)%		(7,800,047)
Options Written (Premiums Received — $441,093) — (0.6)%		(601,343)
Total Investments, Net of TBA Sale Commitments and Options Written (Cost — $126,578,625) — 126.9%		131,193,225
Liabilities in Excess of Other Assets — (26.9)%		(27,821,688)

Net Assets — 100.0%		$103,371,537

* As of March 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$134,809,990

Gross unrealized appreciation		$5,927,514
Gross unrealized depreciation		(1,142,889)

Net unrealized appreciation		$4,784,625

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

2	BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

(c)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Credit Suisse Securities (USA) LLC	$(2,534,347)	$(1,028)
Barclays Bank PLC	$(1,789,384)	$(2,978)

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,705,612	1,392,079	4,097,691	$2,615

(f)	Current yield as of period end.

Portfolio Abbreviations

AUD	Australian Dollar
IO	Interest Only
LIBOR	London Interbank Offered Rate
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-Counter
TBA	To-be-announced
USD	U.S. Dollar

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Deutsche Bank Securities, Inc.	0.46%	6/19/15	Open	$3,925,000	$3,932,338	U.S. Treasury Obligations	Open/Demand
Deutsche Bank Securities, Inc.	0.26%	8/25/15	Open	1,985,000	1,988,140	U.S. Treasury Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.45%	1/15/16	Open	2,035,000	2,036,933	U.S. Treasury Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.47%	3/15/16	Open	8,047,500	8,049,076	U.S. Treasury Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.47%	3/15/16	Open	6,022,500	6,023,679	U.S. Treasury Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.47%	3/15/16	Open	11,041,250	11,043,412	U.S. Treasury Obligations	Open/Demand
Total				$33,056,250	$33,073,578

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

Derivative Financial Instruments Outstanding as of Period End

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
NZD Currency	Put	Deutsche Bank AG	04/28/2016	USD	0.65	NZD	1,565	—	$1,029
USD Currency	Put	UBS AG	04/28/2016	NOK	8.39	USD	1,035	—	20,914
AUD Currency	Put	HSBC Bank PLC	06/01/2016	USD	0.70	AUD	1,445	—	1,600
AUD Currency	Put	UBS AG	06/29/2016	NOK	6.24	AUD	2,020	—	28,584
Total									$52,127

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.91%	Pay	3-Month LIBOR	4/28/16	USD	35,000	$(57,208)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.27%	Pay	3-Month LIBOR	4/28/16	USD	30,000	(175,596)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.72%	Pay	3-Month LIBOR	4/28/16	USD	15,000	(160,128)
30-Year Interest Rate Swap	Deutsche Bank AG	Call	2.19%	Pay	3-Month LIBOR	4/28/16	USD	5,000	(120,112)
Total									$(513,044)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	Barclays Bank PLC	04/27/2016	JPY	115.00	USD	1,035	—	$(3,336)
AUD Currency	Call	HSBC Bank PLC	06/01/2016	USD	0.74	AUD	1,445	—	(44,633)
AUD Currency	Call	UBS AG	06/29/2016	NOK	6.60	AUD	2,020	—	(13,652)
USD Currency	Put	Barclays Bank PLC	04/27/2016	JPY	108.75	USD	1,035	—	(2,294)
NZD Currency	Put	Deutsche Bank AG	04/28/2016	USD	0.63	NZD	3,130	—	(441)
USD Currency	Put	UBS AG	04/28/2016	NOK	8.14	USD	2,070	—	(10,733)
AUD Currency	Put	UBS AG	06/29/2016	NOK	6.03	AUD	2,020	—	(13,210)
Total									$(88,299)

4	BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Asset-Backed Securities	—	$1,901,787	—	$1,901,787
Non-Agency Mortgage-Backed Securities	—	1,188,365	—	1,188,365
Preferred Securities	$2,021,567	2,015,180	—	4,036,747
U.S. Government Sponsored Agency Securities	—	78,184,834	—	78,184,834
U.S. Treasury Obligations	—	50,133,064	—	50,133,064
Short-Term Securities	4,097,691	—	—	4,097,691
Options Purchased	—	52,127	—	52,127
Liabilities:
Investments:
TBA Sale Commitments	—	(7,800,047)	—	(7,800,047)

Total	$6,119,258	$125,675,310	—	$131,794,568

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	—	$(88,299)	—	$(88,299)
Interest rate contracts	—	(513,044)	—	(513,044)

Total	—	$(601,343)	—	$(601,343)

[1]	Derivative financial instruments are options written, which are shown at value.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2016	5

Schedule of Investments (concluded)	BlackRock Enhanced Government Fund, Inc. (EGF)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Foreign currency overdraft	—	$(11,582)	—	$(11,582)
Reverse repurchase agreements	—	(33,073,578)	—	(33,073,578)

Total	—	$(33,085,160)	—	$(33,085,160)

During the period ended March 31, 2016, there were no transfers between levels.

6	BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2016

Item 2 – Controls and Procedures

2(a)	–

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 23, 2016